Acquisitions and Other - Impact of Acquisition to Assets, Liabilities, and Equity (Details) $ in Millions	Jul. 01, 2019 CAD ($)
Share purchase
Disclosure of detailed information about business combination [line items]
Cash consideration	$ (192)
Net assets	23
Intangible assets	238
Goodwill	537
Goodwill expected to be deductible for tax purposes	285
Total assets	606
Deferred tax liability	(48)
Total liabilities	(48)
Retained earnings	(48)
Total equity	(558)
Additional components
Disclosure of detailed information about business combination [line items]
Total liabilities	(1,418)
Retained earnings	923
Total equity	1,418
BGO
Disclosure of detailed information about business combination [line items]
Cash consideration	(192)
Net assets	23
Intangible assets	238
Goodwill	537
Total assets	606
Deferred tax liability	(48)
Total liabilities	(1,466)
Non-controlling interests	339
Retained earnings	875
Total equity	860
Bentall Kennedy | Share purchase
Disclosure of detailed information about business combination [line items]
Non-controlling interests	171
Bentall Kennedy | Additional components
Disclosure of detailed information about business combination [line items]
Non-controlling interests	(171)
Bentall Kennedy | BGO
Disclosure of detailed information about business combination [line items]
Non-controlling interests	0
GreenOak | Share purchase
Disclosure of detailed information about business combination [line items]
Non-controlling interests	339
GreenOak | Additional components
Disclosure of detailed information about business combination [line items]
Non-controlling interests	(324)
GreenOak | BGO
Disclosure of detailed information about business combination [line items]
Non-controlling interests	15
Put option liability | Share purchase
Disclosure of detailed information about business combination [line items]
Financial liabilities	0
Put option liability | Additional components
Disclosure of detailed information about business combination [line items]
Financial liabilities	(951)
Put option liability | BGO
Disclosure of detailed information about business combination [line items]
Financial liabilities	(951)
Deferred payments liability | Share purchase
Disclosure of detailed information about business combination [line items]
Financial liabilities	0
Deferred payments liability | Additional components
Disclosure of detailed information about business combination [line items]
Financial liabilities	(467)
Deferred payments liability | BGO
Disclosure of detailed information about business combination [line items]
Financial liabilities	$ (467)